Debt - Summary of Outstanding Convertible Debenture (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Senior Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024	$ 12,161	$ 104,089
Repayment of Convertible Debentures		(64,200)
Conversion of Tranche B notes		(25,000)
Change in fair value of Convertible debentures	(12,702)	3,589
Change in fair value due to instrument specific credit risk recorded as a component of other comprehensive income		(6,317)
Ending Balance as of September 30, 2025	24,863	12,161
Convertible Debentures [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024	$ 0	4,340
Repayment of Convertible Debentures		(4,375)
Change in fair value of Convertible debentures		35
Ending Balance as of September 30, 2025		$ 0